Debt (ECA-Guaranteed Financings) (Details) (ECA-Guaranteed Financings [Member], USD $)	12 Months Ended
Dec. 31, 2013 item
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,200,000,000
Credit facility, amount outstanding	323,400,000
Credit facility, term	12 years
Number of aircraft financed	18
Debt Instrument, Collateral Amount	2,100,000,000
Debt Instrument, Aircraft Collateral Number	46
2003 A320 Credit Facility [Member]
Debt Instrument [Line Items]
Floating rate tranches	323,420,000
Purchase accounting fair value adjustments	(955,000)
Credit facility fair value	322,465,000
Spread over reference rate	0.33%
2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	1,600,000,000
Credit facility, amount outstanding	657,700,000
Floating rate tranches	58,175,000
Fixed rate tranches	599,536,000
Stated interest rate	3.20%
Spread over reference rate	1.47%
2009 ECA A320 Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	846,000,000
Credit facility, amount outstanding	134,700,000
Floating rate tranches	53,348,000
Fixed rate tranches	81,336,000
Stated interest rate	4.23%
Spread over reference rate	1.11%
ECA A330 Capital Market Facilities [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	167,500,000
Fixed rate tranches	167,462,000
Stated interest rate	3.60%
2012 ECA Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	222,100,000
Fixed rate tranches	222,107,000
Stated interest rate	2.29%
A320NEO Aircraft [Member] | 2003 A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	20
A320NEO Aircraft [Member] | 2006 A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	9
A320NEO Aircraft [Member] | 2008 A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	1
A320NEO Aircraft [Member] | 2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft delivered from manufacturer	10
A320NEO Aircraft [Member] | 2009 ECA A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	20
Number of aircraft delivered from manufacturer	5
A330 Aircraft [Member] | 2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft delivered from manufacturer	7
A330 Aircraft [Member] | ECA A330 Capital Market Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	3
A330 Aircraft [Member] | 2012 ECA Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	3
Airbus A330 And A320 Family Aircraft [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	1,181,964,000
Airbus A330 And A320 Family Aircraft [Member] | 2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	15
Before First Amendment [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	840,000,000
Before First Amendment [Member] | 2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,400,000,000